COVER LETTER

February 3, 2026

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	MassMutual Select Funds (the “Trust”)
(1933 Act File No. 33-73824; 1940 Act File No. 811-08274)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 117 to the Trust’s Registration Statement on Form N-1A which was filed electronically on January 30, 2026.

Please address any questions or comments to the undersigned at 860-836-4434.

Very truly yours,

/s/ Sadie R. Gordon
Sadie R. Gordon

Lead Counsel, Investment Adviser & Mutual Funds, Massachusetts Mutual Life Insurance Company